Debt - notes issued through the medium term note programme and other notes (Details) $ in Billions			1 Months Ended		12 Months Ended
	Jul. 07, 2020 EUR (€)	Apr. 15, 2020 USD ($)	Oct. 31, 2019 EUR (€)	Sep. 30, 2019 CHF (SFr)	Dec. 31, 2018 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2020 EUR (€)	Jul. 01, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2015 USD ($)	May 31, 2011 EUR (€)
Disclosure of detailed information about borrowings [line items]
Borrowings					€ 15,597,000,000		€ 21,117,000,000		€ 12,901,000,000
Notes Issued Through The Medium Term Note Programme [Member]
Disclosure of detailed information about borrowings [line items]
Maximum that may be used under the program							20,000,000,000
Borrowings								€ 3,500,000,000
Medium Term Note Due September 30, 2019
Disclosure of detailed information about borrowings [line items]
Extinguishment of debt principal amount | SFr				SFr 250,000,000
Medium Term Note Due October 14, 2019
Disclosure of detailed information about borrowings [line items]
Extinguishment of debt principal amount			€ 1,250,000,000
Medium Term Notes | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings							€ 7,107,000,000		3,607,000,000
Medium Term Note Due March 15, 2018
Disclosure of detailed information about borrowings [line items]
Extinguishment of debt principal amount					1,250,000,000
Medium Term Note Due July 9, 2018
Disclosure of detailed information about borrowings [line items]
Extinguishment of debt principal amount					€ 600,000,000
Medium Term Note Due March 29, 2024
Disclosure of detailed information about borrowings [line items]
Coupon %							3.75%
Medium Term Note Due March 29, 2024 | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings							€ 1,250,000,000		1,250,000,000
Other Notes Due April 15, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings						€ 1,400,000,000				$ 1.5
Extinguishment of debt principal amount | $		$ 1.5
Coupon %						4.50%	4.50%			4.50%
Other Notes Due April 15, 2020 | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings							€ 0		1,335,000,000
Other Notes Due April 15, 2023
Disclosure of detailed information about borrowings [line items]
Borrowings						€ 1,400,000,000				$ 1.5
Coupon %						5.25%	5.25%			5.25%
Proportion of ownership interest in subsidiary						100.00%
Other Notes Due April 15, 2023 | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings							€ 1,223,000,000		1,335,000,000
Medium Term Note Due July 7, 2023
Disclosure of detailed information about borrowings [line items]
Borrowings								€ 1,250,000,000
Coupon %							3.375%	3.375%
Medium Term Note Due July 7, 2023 | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings							€ 1,250,000,000		0
Medium Term Note Due January 5, 2026
Disclosure of detailed information about borrowings [line items]
Borrowings								€ 1,250,000,000
Coupon %							3.875%	3.875%
Medium Term Note Due January 5, 2026 | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings							€ 1,250,000,000		0
Medium Term Note Due July 7, 2028
Disclosure of detailed information about borrowings [line items]
Borrowings								€ 1,000,000,000.0
Coupon %							4.50%	4.50%
Medium Term Note Due July 7, 2028 | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings							€ 1,000,000,000		€ 0
European Investment Bank Maturing, 500 Million Facility
Disclosure of detailed information about borrowings [line items]
Borrowings											€ 500,000,000
Bridge Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Extinguishment of debt principal amount	€ 3,500,000,000